Pension and Post-Retirement and Post-Employment Benefits - Schedule of Effect of One Percent Change in Health Care Cost Trends on Projected Benefit Obligation (Detail) (Post-Retirement and Post-Employment Benefits [Member], CAD)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Post-Retirement and Post-Employment Benefits [Member]
Schedule Of Effect Of One Percentage Point Change In Assumed Health Care Cost Trend Rates [Line Items]
Effect of a 1% increase in health care cost trends	248	258
Effect of a 1% decrease in health care cost trends	(193)	(200)